Deposits and other borrowings - Certificates of deposit and term deposits (Details) - Australia $ in Millions	Sep. 30, 2018 AUD ($)
Deposits and other borrowings
Certificates of deposit greater than US$100,000	$ 28,746
Term deposits greater than US$100,000	150,906
Less Than 3 Months
Deposits and other borrowings
Certificates of deposit greater than US$100,000	14,181
Term deposits greater than US$100,000	84,292
Between 3 and 6 Months
Deposits and other borrowings
Certificates of deposit greater than US$100,000	13,176
Term deposits greater than US$100,000	30,627
Between 6 Months and 1 Year
Deposits and other borrowings
Certificates of deposit greater than US$100,000	1,285
Term deposits greater than US$100,000	27,139
Over 1 Year
Deposits and other borrowings
Certificates of deposit greater than US$100,000	104
Term deposits greater than US$100,000	$ 8,848